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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-08058


                         The Noah Investment Group Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                               975 Delchester Road
                                  P.O. Box 727
                            Newtown Square, PA 19028
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                        CITCO-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 1-800-794-6624

Date of fiscal year end:    10/31/2003

Date of reporting period:   10/31/2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   ANNUAL REPORT


December 26, 2003

Dear Fellow Shareholder:

Once again, I thank you for your confidence and investment in the NOAH FUND. We believe it has paid off as the economy grew during the Fund's fiscal year ended October 31, 2003 and the Fund invested a significant portion of its assets in growth stocks during the reporting period. According to the Fund's sub-investment advisor, Geewax, Terker & Company: "The market significantly bounced off its lows since last October mostly predicated on an expanding price-earnings multiple. For stocks to perform well going forward, earnings will need to validate current lofty price-earnings multiples prevalent in the marketplace. Look for the US markets to be volatile. We expect the US economy to lead the way over international economies as the dollar stabilizes. The US economy likely will be supported by the consumer as it has over recent years. However, we do not expect additional fuel from the consumer to propel the U.S. economy in the New Year."

We told you in our Semi-Annual Report, that we believed the recession was a "capital spending" recession. We believe economic growth will be led by an increase in the capital equipment spending cycle by business on several levels. First, the historical inventory replenishment cycle as the inventory-to-sales ratio normalizes. Also, we generally expect a replacement cycle as businesses upgrade systems from their Y2K spending spree. Lastly, additional capital equipment spending could be justified, as it generally has been, by enhancing productivity.

The good new is that there appears to be little inflationary pressure and GDP growth in the third quarter was at an 8.2% annual rate, the best since 1983.

As we've noted before, we believe fiscal stimulus has done its work since there are more dollars in the pockets of the consumer. When the consumer/entrepreneur is taxed less, he generally has taken the risk to start new businesses and hire workers, thereby historically reducing unemployment and rescuing the economy from the doldrums. We believe the general philosophy to be back to basics, good cash flow, sound balance sheet and the ability to expand from within.

We are highly encouraged based upon recent U.S. and equity market performance.

We are fortunate to have John Geewax actively involved with the investment management of the NOAH FUND. John's firm, Geewax, Terker & Company, the Fund's subadvisor, generally follows a philosophy of investing in large cap growth stocks for the long term, while remaining fully invested. The NOAH FUND is managed with the same philosophy.

As you are aware, your investment advisor, Polestar Management Company, is committed to donating ten percent of its one percent management fee as a tithe to missions, discipleship, and the needs of the poor. Last year, we gave to Campus Crusade for Christ International, Inc., the Urban Family Council and The Salvation Army. Naturally, this donation comes from management and NOT the Fund, so it has no effect on the performance or monetary value of your investment.


We are grateful to be able to serve you, and in this way, serve our Lord.

If you would like more information, please feel free to call me at 610-651-0460 or call toll free to leave a message for me to return your call at 800-794-NOAH
(6624).

                                            In Jesus' Name,

THE NOAH FUND
TOTAL RETURN VS. THE S&P 500 TOTAL RETURN AND NASDAQ COMPOSITE INDEX
OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                     [GRAPH]


  DATE           NOAHX       S&P 500        NASDAQ
05/17/96         9,450        10,000        10,000
10/31/96        10,008        10,645         9,836
04/30/97        11,431        12,212        10,152
10/31/97        12,551        14,064        12,832
04/30/98        15,712        17,227        15,045
10/31/98        16,524        17,157        14,264
04/30/99        22,452        20,986        20,476
10/31/99        22,648        21,561        23,887
04/30/00        26,293        23,112        31,087
10/31/00        23,550        22,874        27,133
04/30/01        16,409        20,114        17,041
10/31/01        13,717        17,177        13,610
04/30/02        13,801        17,574        13,594
10/31/02        11,403        14,582        10,708
04/30/03        11,791        15,235        11,791
10/31/03        13,571        17,616        15,559

AVERAGE ANNUALIZED TOTAL RETURNS

                                       SINCE INCEPTION
                             WITH SALES LOAD       W/O SALES LOAD
                             ---------------       --------------
CLASS A SHARES                     4.23%                4.97%
S&P 500 TOTAL  RETURN                n/a                7.88%
NASDAQ COMPOSITE                     n/a                6.10%

The Standard & Poor's 500 Total Return Index (S&P 500 Total Return) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. This chart assumes an initial gross investment of $10,000 made on May 17, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

THE NOAH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                    ----------     ------------
COMMON STOCKS---97.30%
AEROSPACE & DEFENSE---1.26%
United Technologies Corp.                                1,480     $    125,341
                                                                   ------------

APPAREL---1.21%
Liz Claiborne, Inc.                                      1,300           47,957
Nike, Inc.                                                 900           57,510
Reebok International Ltd.                                  400           15,580
                                                                   ------------
                                                                        121,047
                                                                   ------------

AUTO MANUFACTURERS---0.40%
PACCAR, Inc.                                               500           39,480
                                                                   ------------

AUTO PARTS & EQUIPMENT---0.67%
Cummins, Inc.                                            1,400           66,360
                                                                   ------------

BANKS---0.32%
MB Financial Corp.                                         100            4,729
Prosperity Bancshares, Inc.                              1,180           27,258
                                                                   ------------
                                                                         31,987
                                                                   ------------

BIOTECHNOLOGY---5.12%
Amgen, Inc. *                                            7,060          436,026
Genentech, Inc. *                                          900           73,773
                                                                   ------------
                                                                        509,799
                                                                   ------------

BUILDING MATERIALS---0.09%
Lennar Corp.                                               100            9,185
                                                                   ------------

CHEMICALS---0.46%
Praxair, Inc.                                              370           25,745
Sherwin-Williams Co.                                       600           20,124
                                                                   ------------
                                                                         45,869
                                                                   ------------

COAL PRODUCTION---0.13%
Consol Energy, Inc.                                        600           13,020
                                                                   ------------

COMMERCIAL SERVICES---1.50%
Aarons Rents, Inc.                                       1,000           21,900
Cendant Corp. *                                          4,600           93,978
Pharmaceutical Product Development, Inc.*                1,120           33,678
                                                                   ------------
                                                                        149,556
                                                                   ------------

COMPUTER SOFTWARE & SERVICES---8.44%
Avid Technology, Inc.*                                     600           31,044
Fair Isaac Corp.                                           600           38,268
Mentor Graphics Corp.*                                   3,000           50,250
Microsoft Corp.                                         27,150          709,973
Progress Software Corp.*                                   500           11,035
                                                                   ------------
                                                                        840,570
                                                                   ------------

THE NOAH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                    ----------     ------------
COMPUTERS---12.33%
Dell Computer Corp. *                                    7,980     $    288,238
Diebold, Inc.                                            1,350           77,031
EMC Corp. *                                             21,570          298,529
Hewlett-Packard Co.                                     13,000          290,030
Sandisk Corp. *                                            600           48,360
Unisys Corp. *                                          12,340          189,542
Western Digital Corp.*                                   2,700           36,315
                                                                   ------------
                                                                      1,228,045
                                                                   ------------

CONTAINERS - PAPER---1.07%
Sealed Air Corp. *                                       2,000          106,460
                                                                   ------------

COSMETICS & TOILETRIES---3.50%
Colgate-Palmolive Co.                                    6,550          348,394
                                                                   ------------

DISTRIBUTION & WHOLESALE---0.73%
United Stationers, Inc.*                                 1,960           72,932
                                                                   ------------

DIVERSIFIED MANUFACTURING---3.35%
CLARCOR, Inc.                                            1,100           44,715
Corning, Inc. *                                          2,500           27,450
Donaldson Co., Inc.                                      1,020           58,364
Dover Corp.                                                900           35,118
Eaton Corp.                                              1,680          168,403
                                                                   ------------
                                                                        334,050
                                                                   ------------

EDUCATIONAL SERVICES---0.32%
DeVry, Inc. *                                              500           12,135
Strayer Educational, Inc.                                  200           19,586
                                                                   ------------
                                                                         31,721
                                                                   ------------

ELECTRONICS & ELECTRICAL DEVICES---1.86%
Ametek, Inc.                                             1,690           79,514
Fisher Scientific International, Inc.*                   1,490           59,972
Thermo Electron Corp.*                                   2,100           46,158
                                                                   ------------
                                                                        185,644
                                                                   ------------

ENVIRONMENTAL CONTROLS---1.74%
Allied Waste Industries, Inc.*                           1,100           12,408
Tetra Tech, Inc. *                                       4,830          108,578
Waste Connections, Inc.*                                 1,520           52,714
                                                                   ------------
                                                                        173,700
                                                                   ------------

FINANCIAL SERVICES---15.02%
American Express Co.                                     7,000          328,510
Capital One Financial Corp.                              2,100          127,680
Citigroup, Inc.                                         10,100          478,740
Doral Financial Corp.                                    2,795          141,148
E*TRADE Group, Inc. *                                    5,000           51,500
eSPEED, Inc. *                                           2,400           65,400
Fannie Mae                                               1,710          122,590
Legg Mason, Inc.                                         1,470          122,377
SLM Corp.                                                1,500           58,740
                                                                   ------------
                                                                      1,496,685
                                                                   ------------

THE NOAH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                    ----------     ------------
HEALTHCARE - PRODUCTS---0.80%
Becton Dickinson & Co.                                   1,250     $     45,700
Inamed Corp. *                                             400           34,548
                                                                   ------------
                                                                         80,248
                                                                   ------------

HOME BUILDERS---1.78%
Centex Corp.                                               700           68,250
Hovnanian Enterprises, Inc.*                               400           32,512
KB Home                                                    100            6,849
Pulte Homes, Inc.                                          400           34,604
The Ryland Group, Inc.                                     400           35,560
                                                                   ------------
                                                                        177,775
                                                                   ------------

HOME FURNISHINGS---0.30%
Mohawk Industries, Inc.*                                   400           29,648
                                                                   ------------

HOUSEHOLD PRODUCTS---0.50%
Jarden Corp. *                                           1,200           49,548
                                                                   ------------

INSURANCE---2.30%
Progressive Corp.                                        2,000          147,600
Prudential Financial, Inc.*                              2,100           81,144
                                                                   ------------
                                                                        228,744
                                                                   ------------

INTERNET SOFTWARE & SERVICES---1.31%
InterActive Corp. *                                      2,710           99,484
Juniper Networks, Inc.*                                  1,750           31,483
                                                                   ------------
                                                                        130,967
                                                                   ------------

MACHINERY---2.40%
Briggs & Stratton Corp.                                    500           32,505
Deere & Co.                                              1,220           73,956
Rockwell Automation, Inc.                                2,120           65,826
Zebra Technologies, Corp.*                               1,170           66,632
                                                                   ------------
                                                                        238,919
                                                                   ------------

MINING---0.49%
Southern Peru Copper Corp.                               1,700           48,382
                                                                   ------------

OIL & GAS---1.88%
Chesapeake Energy, Corp.                                 1,500           17,895
Cross Timbers Royalty Trust                                 27              691
Devon Energy Corp.                                         200            9,700
Occidental Petroleum Corp.                               1,000           35,260
Pogo Producing Co.                                         840           35,120
XTO Energy, Inc.                                         3,733           88,360
                                                                   ------------
                                                                        187,026
                                                                   ------------

PHARMACEUTICALS---2.03%
Abbott Laboratories                                      3,380          144,056
Pharmaceutical Resources, Inc.*                            800           57,824
                                                                   ------------
                                                                        201,880
                                                                   ------------

REAL ESTATE---0.29%
The Mills Corp.                                            700           28,560
                                                                   ------------

THE NOAH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                    ----------     ------------
RETAIL---5.73%
7-Eleven, Inc. *                                         2,200     $     35,090
Claire's Stores, Inc.                                      100            3,870
Family Dollar Stores, Inc.                                 700           30,527
Federated Department Stores, Inc.                        1,800           85,590
Rent-A-Center, Inc. *                                      400           12,504
Wal-Mart Stores, Inc.                                    6,840          403,218
                                                                   ------------
                                                                        570,799
                                                                   ------------

SAVINGS & LOANS---3.39%
Flagstar Bancorp, Inc.                                   1,400           31,220
Washington Mutual, Inc.                                  7,000          306,250
                                                                   ------------
                                                                        337,470
                                                                   ------------

SEMICONDUCTORS---7.32%
Amkor Technology, Inc.*                                  2,000           37,700
GlobespanVirata, Inc.*                                   1,100            6,776
Intel Corp.                                             17,560          580,358
Lam Research Corp.*                                      1,530           43,972
Silicon Laboratories, Inc.*                              1,120           60,458
                                                                   ------------
                                                                        729,264
                                                                   ------------

TELECOMMUNICATIONS---5.25%
CenturyTel, Inc.                                         1,150           41,112
Cisco Systems, Inc. *                                    8,510          178,540
Foundry Networks, Inc.*                                    900           20,934
Nextel Communications, Inc.*                             7,800          188,760
Utstarcom, Inc. *                                          700           22,050
Verizon Communications, Inc.                             1,200           40,320
Western Wireless Corp.*                                  1,600           31,040
                                                                   ------------
                                                                        522,756
                                                                   ------------

TRANSPORTATION SERVICES---2.01%
JB Hunt Transportation Services, Inc.*                   1,000           25,380
Union Pacific Corp.                                        700           43,820
United Parcel Service, Inc.                              1,800          130,536
                                                                   ------------
                                                                        199,736
                                                                   ------------
TOTAL COMMON STOCK (COST $8,714,217)                                  9,691,567
                                                                   ------------

MISCELLANEOUS INVESTMENTS---3.06%
iShares Russell 1000 Growth Index Fund                   6,800          305,320
TOTAL MISCELLANEOUS INVESTMENTS (COST $295,389)

SHORT-TERM INVESTMENTS---0.90%
  MONEY MARKET FUND
    Evergreen Institutional Money Market Fund           89,910           89,910
  TOTAL SHORT-TERM INVESTMENTS (COST $89,910)
TOTAL VALUE OF INVESTMENTS (COST $9,099,516)---101.26%               10,086,797
LIABILITIES IN EXCESS OF OTHER ASSETS, NET---(1 26)%                   (125,986)
                                                                   ------------
TOTAL NET ASSETS---100%                                            $  9,960,811
                                                                   ============

* Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                                  THE NOAH FUND
                        STATEMENT OF ASSETS & LIABILITIES

                                OCTOBER 31, 2003



ASSETS

     Investments, at value (cost -- $9,099,516)                    $ 10,086,797
     Interest and dividends receivable                                   16,007
     Receivable for portfolio shares sold                                 1,291
     Prepaid expenses and other assets                                   10,039
                                                                   ------------
          Total assets                                               10,114,134
                                                                   ------------

LIABILITIES

     Payable for portfolio shares repurchased                           131,057
     Advisory fees payable                                                5,877
     Accrued expenses                                                    16,389
                                                                   ------------
          Total liabilities                                             153,323
                                                                   ------------

NET ASSETS

     Capital stock, $0.001 par value
       (500,000,000 shares authorized)                                      769
     Paid-in capital                                                 16,508,715
     Accumulated net realized loss from investments                  (7,535,954)
     Net unrealized appreciation on investments                         987,281
                                                                   ------------
          Net assets                                               $  9,960,811
                                                                   ============

     Shares outstanding                                                 768,564
                                                                   ------------
     Net asset value per share                                     $      12.96
                                                                   ============

     Maximum offering price per share (net asset value
     plus sales charge of 5.50%* of the offering price)            $      13.71
                                                                   ============

          The  accompanying   notes  are  an  integral  part  of  the  financial
statements.

                                  THE NOAH FUND
                             STATEMENT OF OPERATIONS

                       FOR THE YEAR ENDED OCTOBER 31, 2003


INVESTMENT INCOME
     Interest                                                      $        576
     Dividends                                                           81,174
                                                                   ------------
                                                                         81,750
                                                                   ------------

EXPENSES
     Management fees                                                     89,800
     Accounting, administration & transfer agent fees                    39,586
     Distribution and service fees                                       22,450
     Legal and auditing fees                                             17,930
     Federal and state registration fees                                 26,349
     Reports and notices to shareholders                                 14,907
     Custodian fees and expenses                                         14,364
     Security pricing fees                                                3,445
     Insurance expenses                                                   1,299
     Other                                                                7,806
                                                                   ------------
          Total expenses before waivers and related
            reimbursements                                              237,936
          Less:  waivers and related reimbursements                     (40,404)
                                                                   ------------
          Total expenses after waivers and
            related reimbursements                                      197,532
                                                                   ------------
     Net investment loss                                               (115,782)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain from:
          Investments                                                   337,658
     Net change in unrealized appreciation on:
          Investments                                                 1,335,122
                                                                   ------------
     Net realized and unrealized gain on investments                  1,672,780
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,556,998
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                                  THE NOAH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                     ----------------   ----------------
                                                         FOR THE            FOR THE
                                                        YEAR ENDED         YEAR ENDED
                                                     OCTOBER 31, 2003   OCTOBER 31, 2002
                                                     ----------------   ----------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS
    Net investment loss                                $   (115,782)      $   (169,919)
    Net realized gain/(loss) from investments               337,658         (1,627,878)
    Net change in unrealized appreciation/
      (depreciation) on investments                       1,335,122             (6,103)
                                                       ------------       ------------
    Net increase/(decrease) in net assets
      resulting from operations                           1,556,998         (1,803,900)
                                                       ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM

    Net investment income                                        --                 --
                                                       ------------       ------------
                                                                 --                 --
                                                       ------------       ------------

    Net realized capital gains                                   --                 --
                                                       ------------       ------------
                                                                 --                 --
                                                       ------------       ------------

CAPITAL SHARE TRANSACTIONS
    Net proceeds from the sale of shares                  1,319,990            899,461
    Cost of shares repurchased                           (1,610,256)        (1,399,872)
    Shares issued in reinvestment of dividends                   --                 --
                                                       ------------       ------------
    Net increase/(decrease) in net assets derived
      from capital share transactions                      (290,266)          (500,411)
                                                       ------------       ------------
    Total increase/(decrease) in net assets               1,266,732         (2,304,311)

NET ASSETS
    Beginning of year                                     8,694,079         10,998,390
                                                       ------------       ------------
    End of year                                        $  9,960,811       $  8,694,079
                                                       ============       ============

    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each year presented

                                                                        Year Ended October 31,
                                              --------------------------------------------------------------------------
                                                 2003            2002            2001            2000            1999
                                              ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $    10.89      $    13.10      $    22.49      $    23.17      $    17.31
                                              ----------      ----------      ----------      ----------      ----------

INVESTMENT OPERATIONS:
    Net investment income(loss) (a)                (0.15)          (0.21)          (0.24)          (0.46)          (0.13)
    Net realized and unrealized gain/
      (loss) on investments                         2.22           (2.00)          (9.15)           1.37            6.43
                                              ----------      ----------      ----------      ----------      ----------
       Total from Investment Operations             2.07           (2.21)          (9.39)           0.91            6.30
                                              ----------      ----------      ----------      ----------      ----------

DISTRIBUTIONS:
   From net investment income                       0.00            0.00            0.00            0.00            0.00
   From realized capital gains                      0.00            0.00            0.00           (1.59)          (0.44)
                                              ----------      ----------      ----------      ----------      ----------
   Total distributions                              0.00            0.00            0.00           (1.59)          (0.44)
                                              ----------      ----------      ----------      ----------      ----------

Net Asset Value, end of period                $    12.96      $    10.89      $    13.10      $    22.49      $    23.17
                                              ==========      ==========      ==========      ==========      ==========

TOTAL RETURN                                      19.01%         (16.87%)        (41.75%)          3.98%          37.06%

Ratios/supplemental data
   Net assets, end of period (in 000's)       $    9,961      $    8,694      $   10,998      $   18,522      $    6,472
   Ratio of expenses to average net assets
      before reimbursement                         2.65%           2.51%           2.67% (b)       2.20%           2.72%
      net of reimbursement                         2.20%           2.20%           2.20% (b)       2.20%           2.15%
   Ratio of net investment income (loss)
     to average net assets
      before reimbursement                        (1.74%)         (1.95%)         (1.97%)         (1.68%)         (2.13%)
      net of reimbursement                        (1.29%)         (1.64%)         (1.50%)         (1.68%)         (1.56%)

Portfolio Turnover Rate                          200.08%         186.07%         191.81%          49.76%          81.53%

(a) Net investment loss per share is calculated using ending balances prior to the consideration of adjustments for permanent book and tax differences.
(b) Ratio excludes certain expenses not subject to the expense limitation pursuant to the voluntary agreement with management. If such expenses had been included, the ratios would have been 2.79% and 2.32%, respectively.

    The accompanying notes are an integral part of the financial statements.

THE NOAH FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Noah Fund (the "Fund") was organized as a series of The Noah Investment Group, Inc. (the "Company") incorporated under the laws of the state of Maryland on December 16, 1992. The Company is registered as an open-end diversified management investment company under the Investment Company Act of 1940 (the "1940 Act"). The primary investment objective of the Fund is to seek capital appreciation consistent with the preservation of capital, as adjusted for inflation, and current income. The Fund will not invest in and may not acquire the securities of businesses that are engaged, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies in the business of aborting life before birth.

The Fund became effective with the Securities and Exchange Commission (the "SEC") on May 10, 1996 and commenced operations on May 17, 1996.

The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Equity securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment Manager under supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.
     b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied, and will continue to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its net investment income and net realized capital gains so as to relieve the Fund from all federal income taxes.
     c) Distributions to Shareholders - Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Permanent financial reporting and tax differences are reclassified to additional capital paid-in.
     d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
     e) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions utilizing an identified cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.
     f) Reclassifications - In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of October 31, 2003, the Fund recorded permanent book/tax differences of $115,782 from net investment loss to Paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

2.   ADVISORY FEE AND OTHER RELATED TRANSACTIONS
The Fund has entered into a Management Agreement with Polestar Management Company (the "Manager"). Pursuant to the Management Agreement, the Manager is responsible for the day-to-day business affairs, including the review and supervision of the Fund investment program and for administrative services. For its services to the Fund, the Manager receives an annual fee, payable monthly, calculated at an annual rate of 1.00% of the Fund's average daily net assets. The Manager voluntarily agreed to reimburse its management fee and other expenses to the extent that the total operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.20% of the average net assets of the Fund. This voluntary reimbursement may be terminated upon approval of the Board of Directors. For the year ended October 31, 2003, Polestar Management Company earned advisory fees of $89,800 and waived $40,404.

The Manager has entered into a Sub-Advisory Agreement with Geewax, Terker & Company (the "Sub-Advisor"). The Sub-Advisor is responsible for the day-to-day recommendations regarding the investment and reinvestment of the Fund's net assets. Under the terms of the Sub-Advisory Agreement, the Manager compensates the Sub-Advisor a fee of $1.00 per annum until the average net assets of the Fund exceed $20 million. Upon reaching that level, the Sub-Advisor will receive a monthly fee at the annual rate of 0.75% of the average daily net assets in excess of $20 million to $50 million; 0.50% of such assets in excess of $50 million to $100 million; and 0.35% of such assets in excess of $100 million.

The  Administrator  provides   administrative   services  to  and  is  generally
responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. As compensation for its services, the Administrator receives a fee at the annual rate of 0.40% of the aggregate of the Fund'S first $100 million of average daily net assets, 0.30% of the next $100 million of average daily net assets, 0.25% of the next $100 million of average daily net assets, 0.20% of the next $200 million and 0.15% of the net assets in excess of $500 million.

The Fund has adopted a distribution plan (the "Distribution Plan"), pursuant to which the Fund may incur distribution expenses of up to 0.25% per annum of the Fund's average daily net assets. The Distribution Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and financial reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents. For the year ended October 31, 2003, the Fund incurred $22,450 in distribution fees pursuant to the Distribution Plan. Certain directors and officers of the Fund are directors and officers of the Manager.

3.   CARRYOVERS
At  October  31,  2003,  the  Fund  had  net  capital  loss   carryforwards   of
approximately $7,434,000 of which $428,000 expires in 2008, $5,438,000 expires in 2009, and $1,568,000 expires in 2010.

4.   CAPITAL SHARE TRANACTIONS
Transactions in shares of the Fund were as follows:

                                            YEAR ENDED         YEAR ENDED
                                         OCTOBER 31, 2003   OCTOBER 31, 2002
                                         ----------------   ----------------
          Shares sold                           114,665             71,640
          Shares issued to holders in
          reinvestment of dividends                  --                 --
          Shares redeemed                      (144,175)          (113,195)
                                           ------------       ------------

          Net increase (decrease)               (29,510)           (41,555)
                                           ============       ============

5.   INVESTMENT TRANSACTIONS
For the year ended October 31, 2003, purchases and sales of investment securities, excluding short-term investments, were as follows:

          Purchases                      $ 17,790,879
          Sales                          $ 18,058,609

At  October  31,  2003,  gross  unrealized   appreciation  and  depreciation  of
investments for tax purposes were as follows:

          Appreciation                   $  1,175,589
          Depreciation                       (189,019)
                                         ------------
          Net Depreciation
               on investments            $    986,570
                                         ============

At October 31, 2003, the cost of investments for federal income tax purposes was $9,100,227.

6.   DISTRIBUTIONS TO SHAREHOLDERS
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The tax character of distributions paid during the fiscal years 2003 and 2002 was as follows:

          DISTRIBUTIONS PAID FROM:                  2003            2002
                                              ----------      ----------
                  Ordinary income             $       --      $       --
                  Long-term Capital Gain              --              --
                                              ----------      ----------
                                              $       --      $       --
                                              ==========      ==========

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                        Value
                                                    ------------
          Undistributed ordinary income             $         --
          Undistributed long-term capital gain        (7,535,243)
          Unrealized appreciation                        986,570
                                                    ------------
                                                    $ (6,548,673)
                                                    ============

7.   TRUSTEE INFORMATION

----------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)    TERM OF OFFICE                              NUMBER OF         OTHER
NAME, ADDRESS & AGE          HELD WITH      & LENGTH OF       PRINCIPAL OCCUPATION(S)   PORTFOLIOS        DIRECTORSHIPS
                             THE FUND       TIME SERVED       DURING PAST 5 YEARS       OVERSEEN          HELD
----------------------------------------------------------------------------------------------------------------------------
*William L. Van Alen, Esq.   Director,      Each Director     Mr. Van Alen is an        6                 USA
975 Delchester Road          President,     serves for an     attorney engaged in the                     Technologies,
Newtown, PA 19382            Treasurer      indefinite        private practice of law                     Inc.
Age 68                                      term.  Mr. Van    since 1962.  He is also
                                            Alen has served   President, Director and
                                            since 1996.       Chairman of the Board
                                                              of Polestar Management
                                                              Company, the Fund's
                                                              Advisor.  He is also
                                                              President of Cornerstone
                                                              Entertainment, Inc., a
                                                              company engaged in the
                                                              film and entertainment
                                                              industry.
----------------------------------------------------------------------------------------------------------------------------

DIRECTORS WHO ARE NOT INTERESTED PERSONS
OF THE COMPANY
----------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)    TERM OF OFFICE                              NUMBER OF         OTHER
NAME, ADDRESS & AGE          HELD WITH      & LENGTH OF       PRINCIPAL OCCUPATION(S)   PORTFOLIOS        DIRECTORSHIPS
                             THE FUND       TIME SERVED       DURING PAST 5 YEARS       OVERSEEN          HELD
----------------------------------------------------------------------------------------------------------------------------
Dr. Forest H. Anthony, MD    Director       Each Director     Dr. Anthony has been      6                 None
1426 Fairview Road                          serves for an     Vice President of
Villanova, PA 19085                         indefinite        Protarga, Inc., a
Age 50                                      term.  Dr.        pharmaceutical
                                            Anthony has       company,  from June
                                            served since      1998 to the present;
                                            1996.             was the Director of
                                                              Science of the
                                                              University City Science
                                                              Center, a technology
                                                              company, from September
                                                              1997 to June 1998; was
                                                              President and Chief
                                                              Executive Officer of
                                                              Avid Corporation, a
                                                              pharmaceutical company,
                                                              from January 1991 to
                                                              September 1997; was a
                                                              member of the Board of
                                                              Directors of the
                                                              Biotechnology Industry
                                                              Organization, a trade
                                                              association, from 1993
                                                              to 1997; and has been
                                                              Chairman of the Board
                                                              of Trustees of The
                                                              American Academy, a
                                                              nonprofit organization,
                                                              which is a school for
                                                              grades kindergarten
                                                              through twelfth grade.
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
Mr. Donald D. Kennedy,       Director       Each Director     Mr. Kennedy graduated     6                 None
Jr., Esq.                                   serves for an     from Princeton in 1953
6915 Green Tree                             indefinite        and Penn LLB in 1960.
Drive                                       term.  Mr.        He retired in 1992 as
Naples, FL 34108                            Kennedy has       an Attorney and former
Age 71                                      served since      General Counsel and
                                            1998.             Chairman of the Board
                                                              of National Liberty
                                                              Insurance Company.
                                                              Since then, he has been
                                                              president and members
                                                              of various institutions,
                                                              both charitable and
                                                              non-profit.  He joined
                                                              the Noah Fund board in
                                                              1998.
----------------------------------------------------------------------------------------------------------------------------
Mr. Roger J. Knake           Director       Each Director     Mr. Knake has been        6                 None
615 Mountain View Road                      serves for an     President of MCX, Inc.
Berwyn, PA 19312                            indefinite        (formerly known as
Age 61                                      term.  Mr.        XITEL, Inc.) from June
                                            Knake has         1983 to the present.
                                            served since      MCX, Inc. is a computer
                                            1996.             software consultant
                                                              company.
----------------------------------------------------------------------------------------------------------------------------
Mr. Martin V. Miller, Esq.   Director       Each Director     Mr. Miller was engaged    6                 None
344 Venetian Drive, #2                      serves for an     in the practice of
Delray Beach, FL 33483                      indefinite        securities law during
Age 76                                      term.  Mr.        the period from 1959
                                            Miller has        until 2000.  During
                                            served since      that period of time, he
                                            2000.             was employed by the
                                                              U.S. Securities and
                                                              Exchange Commission
                                                              until 1968, as a
                                                              partner in the Law
                                                              firm, Stradley, Ronon,
                                                              Stevens and Young, LLP
                                                              until 1983 and as a
                                                              sole practitioner until
                                                              his retirement in 2000.
----------------------------------------------------------------------------------------------------------------------------
Mr. George Jensen            Director       Each Director     Chairman, CEO and         6
200 Plant Avenue                            serves for an     Director of USA                             USA
Wayne, PA  19087                            indefinite        Technologies, Inc., a                       Technologies,
Age 45                                      term.  Mr.        technology design and                       Inc.
                                            Miller has        manufacturing company,
                                            served since      since 1992.  Executive
                                            1996.             officer of American
                                                              Film Technologies from
                                                              1985 until 1992.  CEO
                                                              and President of
                                                              International Film
                                                              Productions, Inc. from
                                                              1979 to 1985.  Named
                                                              1989 Entrepreneur  of
                                                              the Year in the high
                                                              technology category for
                                                              Philadelphia by Ernst &
                                                              Young and Inc.
                                                              Magazine.  Mr. Jensen
                                                              received his Bachelor
                                                              of Science Degree from
                                                              the University of
                                                              Tennessee and is a
                                                              graduate of the
                                                              Advanced Management
                                                              Program at the Wharton
                                                              School of the
                                                              University of
                                                              Pennsylvania.
----------------------------------------------------------------------------------------------------------------------------

*  INTERESTED PERSONS

Mr. William L. Van Alen, Jr. is an interested person by virtue of being an officer and director of The Noah Investment Group, Inc. and an officer and director of Polestar Management Company.

To the Shareholders and Board of Directors of The Noah Investment Group, Inc.

We have audited the accompanying statement of assets and liabilities of The Noah Fund (the "Fund"), a series of The Noah Investment Group, Inc., including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Noah Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Abington, Pennsylvania                            Sanville & Company
December 22, 2003                                 Certified Public Accountants

ITEM 2.   CODE OF ETHICS.

Not applicable at this time.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that the Registrant does not have an audit committee financial expert serving on its Audit Committee. The Board of Directors based its determination with respect to not having an audit committee financial expert serving on its Audit Committee, on the following factors:

     1. The Registrant is very small in size (with a net asset value of under $15 million shares), which reduces the complexity of the financial operations and conditions of the Registrant. The Registrant's small size makes it more prohibitive to incur the added expenses of identifying and appointing or electing an additional Director who would, without question, fully meet the qualifications of an audit committee financial expert and would be willing to serve, as the current Directors do, without compensation.

     2. With the exception of two Directors, one appointed by the Board in October 1998 and one, in October 2000, the other five Directors have served on the Board at least since January 1998, which was less than two years after the registrant commenced operations in May 1996. Consequently, the Directors are very familiar with the Registrant, its financial condition and its operations. While none of the current Directors may qualify fully as an audit committee financial expert, at least two of the Directors have many of the qualifications to be such an expert. One of the two has served as the chief executive officer of the investment adviser to the Registrant from the time the Registrant commenced operations. The other of the two is the chief executive officer of a technology design and manufacturing company and Chairman of the Audit Committee of the Registrant.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

                         THE NOAH INVESTMENT GROUP, INC.

                              AMENDED AND RESTATED
                       DISCLOSURE CONTROLS AND PROCEDURES

I.   INTRODUCTION

     A.   ESTABLISHMENT

     The principal executive officer ("PEO") and the principal financial officer ("PFO") of The Noah Investment Group, Inc. (the "Fund") have amended and restated these Disclosure Controls and Procedures ("Procedures") as of November 17, 2003.

     B.   PURPOSES OF THE PROCEDURES

     These Procedures are designed to ensure that material information relating to the Fund is made known to the PEO and the PFO of the Fund by others within the Fund and its service providers, particularly during the period in which the periodic reports of the Fund are being prepared or during the preparation of proxy or information statements, as a basis for making the certifications ("Certifications") required to accompany those reports pursuant to:

          1.   the Sarbanes-Oxley Act of 2002 (the "Sarbanes-Oxley Act");

          2. Rule 30a-2, Rule 30a-3 and Form N-CSR under the Investment Company Act of 1940, as amended (the "1940 Act"); and

          3. Rule 15d-15 under the Securities Exchange Act of 1934, as amended (the "1934 Act").

     C.   DEFINITIONS

          1.   "DISCLOSURE CONTROLS AND PROCEDURES" OR "PROCEDURES"

          The term "Disclosure Controls and Procedures" or "Procedures" means controls and other procedures of the Fund that are designed to ensure that information required to be disclosed by the Fund in the Reports is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission ("SEC"). "Disclosure Controls and Procedures" include, without limitation, controls and procedures designed to ensure that information required to be disclosed by the Fund in the Reports is accumulated and communicated to the Fund's management, including its

          PEO and PFO, as appropriate, to allow timely decisions regarding required disclosure.

          2.   "EVALUATION"

          "Evaluation" refers to the evaluation of the effectiveness of the design and operation of the Fund's Procedures conducted by the Disclosure Committee, as set forth in Part IV of these Procedures.

          3.   "FAIR PRESENTATION" OR "FAIRLY PRESENT"

          "Fair Presentation" of the Fund's financial condition, results of operations and cash flows encompasses:

               a.   Selection of appropriate accounting policies;

               b.   Proper application of appropriate accounting policies;

               c. Disclosure of financial information that is informative and reasonably reflects the underlying transactions and events; and

               d. Inclusion of any additional disclosure necessary to provide investors with a materially accurate and complete picture of an issuer's financial condition, results of operations, and cash flows.

          4.   "FRAUD"

          "Fraud" means any fraud, whether or not material, that involves any person who has a significant role in the Fund's Internal Control over Financial Reporting, or any other material fraud.

          5.   "INTERNAL CONTROL OVER FINANCIAL REPORTING"

          "Internal Control over Financial Reporting" means the process designed by, or under the supervision of, the Fund's PEO and PFO, or persons performing similar functions, and effected by the Fund's Board of Directors, management and other personnel, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that:

               a. pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the Fund;

               b. provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principals, and that receipts and expenditures of the Fund are being made only in accordance with authorizations of management and Fund Directors; and

               c. provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Fund's assets that could have a material effect on the Fund's financial statements.

               Note: as required by the SEC, the Fund will establish and maintain Internal Control over Financial Reporting, as defined above, for fiscal years ending after June 15, 2004.

          6.   "MATERIAL CHANGES"

          Any change in the Fund's Internal Control over Financial Reporting that materially affects or is reasonably likely to materially affect the Fund's Internal Control over Financial Reporting.

          7.   "MATERIAL WEAKNESSES"

          "Material Weaknesses" mean any material weaknesses in Internal Control over Financial Reporting.

          8.   "REPORTS"

          "Reports" mean semi-annual reports on Form N-CSR, definitive proxy statements, definitive information statements, and any other reports filed with or submitted to the SEC under Sections 13(a) or 15(d) of the 1934 Act.

          9.   "SIGNIFICANT DEFICIENCIES"

          "Significant Deficiencies" mean all significant deficiencies in the design or operation of Internal Control over Financial Reporting that could adversely affect the Fund's ability to record, process, summarize, and report financial data.

II.  DISCLOSURE COMMITTEE

     A.   MEMBERSHIP

     The members of the Disclosure Committee shall be appointed by the PEO and the PFO of the Fund. The members shall consist of the following persons:

     B.   PURPOSE

     The purpose of the Disclosure Committee is to:

          1.   Carry  out the  purposes  of  these  Procedures  as set  forth in
               Section I.B;

          2.   Conduct the  Evaluation of these  Procedures as set forth in Part
               IV;

          3. Prepare and conduct the reviews for the PEO and PFO of the Fund as set forth in Section II.D.3.

     C.   DUTIES AND POWERS

     The Disclosure Committee shall have the duty and power to:

          1. Examine and investigate the Internal Control over Financial Reporting and Disclosure Controls and Procedures of the Fund, and to change or amend such procedures in order to carry out the purposes, or improve the efficiency, of these Procedures.

          2. Oversee the accumulation, recording, processing, summarizing and reporting of the information required to be disclosed by the Fund in its Reports, including:

               a. Material financial and non-financial information required to be included in the Reports;

               b. Information that is relevant to an assessment of the need to disclose developments and risks that pertain to the Fund's business; and

               c. Material information that must be added to a Report in order to make the statements required by that Report not misleading in the light of the circumstances under which the Report is made, even if that information is not expressly required to be included in the Report.

          3.   Consider the materiality of such information;

          4.   Determine  the  disclosure   obligations  with  respect  to  such
               material information on a timely basis;

          5. Communicate such material information to the PEO and the PFO of the Fund, as well as any Significant Deficiencies, Material Weaknesses, Material Changes, or Fraud; and

          6.   Conduct the Evaluation called for in Part IV of these Procedures.

     D.   FORM N-CSR MEETINGS

     At a minimum, the Disclosure Committee shall meet in advance of each of the twice-yearly filings of the Fund's report on Form N-CSR, and for the following purposes:

          1. Within 90 days before the filing date ("Filing Date") of the Fund's report on Form N-CSR, to conduct the Evaluation called for by Part IV of these Procedures;

          2. Before the Filing Date, with the PEO and PFO, to review all information necessary for such officers to make the required Certifications, including but not limited to a review of:

               a. The draft Report on Form N-CSR, including the draft of any report to shareholders required to be filed with Form N-CSR;

               b. Information necessary for the PEO and the PFO to each certify that, to the best of his or her knowledge, the Report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by the Report;

               c. Information necessary for the PEO and the PFO to each certify that, to the best of his or her knowledge, the financial statements, and other financial information included in the Report, fully complies with the requirements of Section 13(a) or 15(d) of the 1934 Act and fairly presents in all material respects the financial condition, results of operations, changes in net assets and cash flows (if the financial statements are required to include a statement of cash flows) of the Fund as of, and for, the periods presented in the Report;

               d. The results and conclusions of the Evaluation, including any:

                    i.   Significant Deficiencies;

                    ii.  Material Weaknesses;

                    iii. Fraud; and

               e.   Any Material Changes.

     E.   PROXY STATEMENT AND INFORMATION STATEMENT MEETINGS

     The Committee may also meet prior to the filing of any definitive proxy statement or information statement with the SEC to review the disclosures contained in such statements.

     F.   MINUTES

     The Disclosure Committee shall keep minutes or other similar written record of all of its meetings and permanently retain such minutes with the official records of the Fund.

III. FORM N-CSR RESPONSIBILITIES

The Committee may review and evaluate the following items as reported to the PEO and PFO for purposes of providing the Certifications required to accompany Form N-CSR.

     A.   FUND ACCOUNTING

          1. Establishment and maintenance of Internal Control over Financial Reporting;

          2. Report on Form N-CSR and exhibits thereto, including but not limited to any financial statements or financial information included in the Report;

          3. The annual and semi-annual reports to shareholders (including the notes thereto) filed with Form N-CSR;

          4. Disclosure in Form N-CSR on Principal Accountant Fees and Services for fiscal years ending after December 15, 2003;

          5.   Financial disclosure in any proxy or information statement;

          6.   Any Significant Deficiencies;

          7.   Any Material Weaknesses;

          8.   Any Material Changes.

     B.   LEGAL/COMPLIANCE

          1.   Any Fraud;

          2.   Form N-CSR, including disclosure relating to:

               a.   Audit Committee Financial Expert;

               b.   Code of Ethics;

          3.   Proxy or information statement disclosure.

     C.   INVESTMENT ADVISER/SUB-ADVISER

          1. Management's discussion and analysis of financial condition included in any financial report filed with Form N-CSR;

          2. Disclosure relating to the investment adviser, advisory agreement, or investment objectives, strategies, policies and restrictions of the Fund included in any proxy or information statement.

     D.   TRANSFER AGENT

     Disclosure relating to shareholder holdings and shares outstanding of the Fund in any proxy or information statement.

     E.   PRINCIPAL UNDERWRITER

     Any distribution-related performance in any proxy or information statement.

IV.  EVALUATION

     A.   TIMING OF EVALUATION

     The effectiveness of the Fund's Procedures shall be evaluated two times a year (each, an "Evaluation") by the Disclosure Committee, as of a date (the "Evaluation Date") within 90 days prior to the Filing Date of the Fund's report on Form N-CSR.

     B.   MEASURE OF EFFECTIVENESS

     The effectiveness of these Procedures shall be measured by the degree to which they accomplish the purpose and conform to the definitions set forth in Part I of these Procedures.

     C.   DISCLOSURE ON FORM N-CSR, AND TO AUDITORS AND AUDIT COMMITTEE

          1.   The Fund's report on Form N-CSR shall state:

               a. The conclusions of the effectiveness of the Procedures based on the Evaluation as of the Evaluation Date; and

               b.   Whether or not there were any Material Changes.

          2. Prior to filing the Form N-CSR based on the most recent Evaluation, the PEO and the PFO shall disclose to the Fund's independent auditors and the Audit Committee of the Board of
               Directors:

               a.   All Significant Deficiencies;

               b.   Any Material Weaknesses; and

               c.   Any Fraud.

V.   SIGNATURE OF CERTIFICATIONS

The PEO and the PFO of the Fund may not have the Certifications signed on his or her behalf pursuant to a power of attorney or other form of confirming authority.

VI.  STANDARDS OF FAIR PRESENTATION

     A. The Certification regarding Fair Presentation of financial statements and other financial information is not limited to a representation that the financial statements and other financial information have been presented in accordance with "generally accepted accounting principles" and is not otherwise limited by reference to generally accepted accounting principles. "Fair Presentation" is intended to provide assurances that the financial information disclosed in a report, viewed in its entirety, meets a standard of overall material accuracy and completeness that is broader than financial reporting requirements under generally accepted accounting principles.

     B. The financial disclosure to which the Certification of "Fair Representation" applies includes financial statements (including footnote disclosure), selected financial data, management's discussion and analysis of financial condition and results of operations and other financial information in a report.

VII. MAINTENANCE AND AMENDMENT

     A. These Procedures shall be maintained by the PEO and the PFO of the Fund, who may amend these Procedures from time to time as they collectively deem necessary, desirable or appropriate to fulfill the purpose of these Procedures, or as may be permitted or required by applicable law, regulation or interpretation thereof.

     B. The PEO and the PFO of the Fund shall amend these Procedures (and any Internal Control over Financial Reporting) to address any Significant Deficiencies or Material Weaknesses identified in an Evaluation. Such amendments shall be made prior to the next Evaluation Date.

     C. Any amendments to these Procedures or other Material Changes shall be reported to the Audit Committee of the Board of Directors of the Fund at the next regular meeting of such Committee.

                                             ____________________________
                                             Principal Executive Officer

                                             ____________________________
                                             Principal Financial Officer

ITEM 10.  EXHIBITS

(a)  Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Henssler Funds, Inc.

By (Signature and Title)* /s/ William L. Van Alen, Jr.   PRESIDENT AND TREASURER
                           -----------------------------------------------------
Date     01/07/2004
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ William L. Van Alen, Jr.                PRESIDENT
                           -----------------------------------------------------
Date    01/07/2004
     ------------------

By (Signature and Title)*  /s/ William L. Van Alen, Jr.                TREASURER
                           -----------------------------------------------------
Date     01/07/2004
     ------------------
* Print the name and title of each signing officer under his or her signature.